Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

28 Related party transactions

Due from (to) related parties include:

	As of December 31,
	2010	2011
	$	$
Accounts receivable (i), (ii)	2,398,114	2,359,182
Receivable from other related parties	—	16,268

Due from related parties	2,398,114	2,375,450

Content fee payable to MNC and its subsidiaries (i)	(1,071,775)	—
Payable to other related parties	(2,475)	(16,198)

Due to related parties	(1,074,250)	(16,198)

The Group and the following entities are under the common control of MNC or MNC’s direct shareholder, PT Global Mediacom:

1) Infokom

2) PT Rajawali Citra Televisi Indonesia (“RCTI”)

3) Global TV

4) Sky Vision

(i)	In October 2009, PT Linktone entered into cooperation agreements with Infokom and MNC. Infokom is an Indonesia corporation and controlled by the same shareholder of MNC. Pursuant to these agreements, PT Linktone operated its VAS business in Indonesia through the VAS access numbers owned by Infokom and MNC. From September 1, 2010, the PT Linktone acquisition closing date, to December 31, 2010, PT Linktone’s total revenue generated from the VAS Short Codes owned by Infokom was $1,569,369. PT Linktone’s total revenue generated from the VAS access number owned by MNC was $260,239. As of December 31, 2010, amounts due from Infokom and MNC were $2,171,951 and $ 226,163, respectively.

In 2011, PT Linktone has successfully changed the ownership of VAS access number owned by MNC to PT Linktone. Total revenue generated from the use of short codes owned by Infokom and self-owned was $4,671,003 and $2,316,087. As of December 31, 2011, amounts due from Infokom was $2,333,799.

PT Linktone also purchases VAS contents from MNC and its subsidiaries for its operation. From September 1, 2010, the acquisition date, to December 31, 2010, PT Linktone purchased contents of $354,620 from MNC and its subsidiaries and the amounts due to these related-party content vendors, including payables assumed in the acquisition, was $1,071,775 as of December 31, 2010.

In 2011, PT Linktone purchased contents of $326,490 from Infokom.

(ii)	In 2011, PT Linktone has generated revenue other than VAS including TV promotions and trading from MNC amounting to $264,053. As of December 31, 2011, amounts due from MNC was $25,383.

(iii)	In October 2009, PT Linktone entered into another cooperation agreement with MNC whereby MNC agreed to promote PT Linktone’s products, programs or content on three television stations owned by MNC — PT Rajawali Citra Televisi Indonesia (“RCTI”), PT Cipta Televisi Pendidikan Indonesia (“MNC TV”) and PT Global Informasi Bermutu (“Global TV”). As compensation, RCTI, MNC TV and Global TV each receive a percentage of the revenue generated when customers used the short code suffix specific to their respective television program. PT Linktone also provides SMS services, such as SMS polling for each television station’s entertainment programs, in exchange for a percentage of the revenues generated by such services. The term of this agreement is five years from the date of the agreement. From September 1, 2010 to December 31, 2010, PT Linktone paid each of MNC TV and Global TV $0.1 million. In 2011, PT Linktone paid each of MNC TV and Global TV $0.7 million. Revenue generated from our cooperation with RCTI during these periods were insignificant.

(iv)	Short-term investments

On December 20, 2010, the Group purchased secured notes issued by Aerospace Satellite Corporation Holding (“Aerospace Satellite”), a wholly owned subsidiary of Sky Vision (an affiliate of MNC), for consideration of $20,000,000. The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and are payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision. The fair value of the secured notes as of December 31, 2010 of $19,800,000 was based on the quoted market price on December 31, 2010. The corresponding interest of $318,750 has been recorded in interest income. The Group sold the notes in 2011 and realized a gain of $1,110,646.

In 2011, the Group purchased 357 million common shares of PT Global Mediacom TBK. (controlling shareholder of MNC), through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

(v)	Credit facility

In October 2010 and May 2011, a bank in Singapore extended to the Group’s subsidiary, Innoform, a term loan of SGD2 million and a credit facility with a total facility limit of SGD10 million ($7.7 million) and a sub-limit of SGD3 million ($2.3 million) for overdraft facility. The facilities are secured by a corporate guarantee from MNC. As of December 31, 2011, the Group utilized $4.3m of the credit facility and $1.0 million of the term loan was outstanding.